Income taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the six months ended June 30, 2022 and June 30, 2021, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)
Provision for income taxes (excluding restructuring)	$20,092	$14,133	$34,207	$30,281
Tax impact of restructuring	(5,838)	—	(6,667)	—
Provision for income taxes	$14,254	$14,133	$27,540	$30,281